Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,519,933)	$ (11,531,781)	$ (6,389,076)
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	129,690	1,847,926	971,200
Prepaid expenses and other current assets		103,790	188,211
Equity in losses of subsidiaries and VIE	10,923,835	8,605,535	4,451,276
Net cash used in operating activities	(466,408)	(974,530)	(778,389)
CASH FLOWS FROM FINANCING ACTIVITIES:
Due from subsidiaries and VIE	109,959	829,619	(3,993,808)
Investment in subsidiaries and VIE		(9,610,000)	(24,330,000)
Net cash provided by (used in) investing activities	109,959	(8,780,381)	(28,323,808)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Ordinary Shares		9,883,241
Net proceeds from the Initial Public Offering			25,685,364
Repayment of related party loans			(1,175,572)
Proceeds from related party loans	190,500	31,381
Net cash provided by financing activities	190,500	9,914,622	24,509,792
CHANGES IN CASH	(165,949)	159,711	(4,592,405)
Cash and restricted cash, beginning of year	169,549	9,838	4,602,243
Cash and restricted cash, end of year	$ 3,600	$ 169,549	$ 9,838